Concentrations of Risk	12 Months Ended
Dec. 31, 2024
Concentrations of Risk [Abstract]
CONCENTRATIONS OF RISK
23	CONCENTRATIONS OF RISK

Customer Concentration

For the year ended December 31, 2023, the Company generated total revenue of RM 29,280,649, of which three customers accounted for more than 47% of the Company’s total revenue.

For the year ended December 31, 2024, the Company generated total revenue of RM 51,999,379, of which three customers accounted for more than 61% of the Company’s total revenue.

	For years ended December 31
	2024	2023	2024	2023	2024	2023
	Revenues		Percentage of revenues		Trade receivables
	RM	RM	%	%	RM	RM
KLC Ventures Sdn Bhd	6,701,850	4,918,183	12.89	16.80	504,341	—
SM Prominent Sdn Bhd	12,614,057	4,976,616	24.26	17.00	840,220	—
Rams Solutions Sdn bhd	12,585,409	4,000,000	24.20	13.66	2,500,000	—
Total	31,901,316	13,894,799	61.35	47.46	3,844,561	—

Vendor Concentration

For the year ended December 31, 2023, the Company incurred cost of sale of RM 21,112,777, of which one vendor accounted for more than 49% of the Company’s total cost of sale.

For the year ended December 31, 2024, the Company incurred cost of sale of RM 39,841,428, of which two vendors accounted for more than 60% of the Company’s total cost of sale.

	For years ended December 31
	2024	2023	2024	2023	2024	2023
	Cost of sale		Percentage of cost of sales		Accounts payable, trade
	RM	RM	%	%	RM	RM
Vendor A	10,554,444	4,420,296	34.39	20.94	—	—
Vendor B	13,699,556	5,933,665	26.49	28.10	—	—
Total	24,254,000	10,353,961	60.88	49.04	—	—